SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of revenue
Net revenue	$ 40,991,804	$ 34,094,368
Non-related party
Disaggregation of revenue
Net revenue	29,263,334	24,747,746
Related party
Disaggregation of revenue
Net revenue	11,728,470	9,346,622
Auto insurance aftermarket value-added services
Disaggregation of revenue
Net revenue	39,350,669	28,210,396
Other scenario-based customized services
Disaggregation of revenue
Net revenue	1,600,215	5,579,468
Software development and information technology services
Disaggregation of revenue
Net revenue	$ 40,920	$ 304,504